Change in Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowances for doubtful accounts
Balance, beginning of year	$ 1,634	$ 2,648	$ 3,118
Additions (reversals) charged to expense	(359)	(663)	(469)
Write-offs	0	(351)	(1)
Balance, end of year	1,275	1,634	2,648
Allowances for sales returns and discounts
Balance, beginning of year	1,919	2,709	2,057
Additions	1,320	297	3,982
Write-offs	(2,180)	(1,087)	(3,330)
Balance, end of year	$ 1,059	$ 1,919	$ 2,709